FINANCING RECEIVABLE - Movement of allowance for financing receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowance for financing receivable
Beginning balance	$ 6,365	$ 3,692	$ 3,357
Charge to cost of revenues	(2,158)	(11,074)	(12,717)
Write off of financing receivable		7,786	12,933
Exchange difference	73	615	(551)
Ending balance	$ 8,450	$ 6,365	$ 3,692